Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
............... 326,126 $ 84,248,130
BWX Technologies, Inc.
(b)
............. 72,142 5,535,456
HEICO Corp. ..................... 187,426 33,524,888
HEICO Corp., Class A ................ 338,202 48,173,493
Spirit AeroSystems Holdings, Inc., Class A
(a)
. 48,650 1,546,097
TransDigm Group, Inc. ............... 41,459 41,939,924
214,967,988
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. .......... 414,627 35,819,626
Expeditors International of Washington, Inc.
(b)
92,255 11,734,836
47,554,462
Banks — 0.5%
First Citizens BancShares, Inc., Class A .... 5,438 7,716,359
NU Holdings Ltd., Class A
(a)
............ 7,413,371 61,753,380
69,469,739
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A
(a)(b)
.... 39,979 13,816,342
Brown-Forman Corp., Class A .......... 180,027 10,727,809
Brown-Forman Corp., Class B, NVS ...... 673,298 38,445,316
Celsius Holdings, Inc.
(a)(b)
.............. 665,211 36,267,304
99,256,771
Biotechnology — 3.1%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
......... 460,613 88,165,934
Apellis Pharmaceuticals, Inc.
(b)
.......... 465,933 27,890,749
BioMarin Pharmaceutical, Inc. .......... 102,733 9,905,516
Exact Sciences Corp.
(b)
............... 285,704 21,136,382
Exelixis, Inc. ...................... 1,069,750 25,663,303
Incyte Corp. ...................... 629,686 39,537,984
Ionis Pharmaceuticals, Inc.
(b)
........... 568,030 28,736,638
Karuna Therapeutics, Inc. ............. 147,225 46,598,185
Natera, Inc.
(b)
..................... 497,710 31,176,554
Neurocrine Biosciences, Inc. ........... 447,266 58,931,768
Roivant Sciences Ltd. ................ 1,555,500 17,468,265
Sarepta Therapeutics, Inc.
(b)
........... 413,949 39,917,102
Ultragenyx Pharmaceutical, Inc.
(b)
........ 363,224 17,369,372
452,497,752
Broadline Retail — 0.8%
Coupang, Inc., Class A
(a)(b)
............. 5,077,015 82,196,873
eBay, Inc. ........................ 152,632 6,657,808
Etsy, Inc.
(a)(b)
...................... 317,441 25,728,593
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 91,018 6,907,356
121,490,630
Building Products — 1.5%
A O Smith Corp. ................... 61,048 5,032,797
Advanced Drainage Systems, Inc.
(b)
...... 315,490 44,370,514
Allegion plc ....................... 375,666 47,593,125
Armstrong World Industries, Inc. ......... 58,655 5,766,960
Trane Technologies plc ............... 309,901 75,584,854
Trex Co., Inc.
(a)
.................... 502,557 41,606,694
219,954,944
Capital Markets — 4.9%
Ameriprise Financial, Inc. ............. 475,333 180,545,733
Ares Management Corp., Class A ........ 756,659 89,981,888
Blue Owl Capital, Inc., Class A .......... 311,142 4,636,016
FactSet Research Systems, Inc. ......... 177,813 84,825,692
Houlihan Lokey, Inc., Class A ........... 17,741 2,127,323
KKR & Co., Inc. .................... 755,739 62,612,976
LPL Financial Holdings, Inc. ............ 348,846 79,404,327
MarketAxess Holdings, Inc. ............ 171,449 50,208,840
Security
Shares
Shares Value
Capital Markets (continued)
Morningstar, Inc. ................... 118,506 $ 33,921,157
MSCI, Inc. ....................... 177,948 100,656,286
TPG, Inc., Class A .................. 87,379 3,772,151
Tradeweb Markets, Inc., Class A ......... 184,723 16,787,626
XP, Inc., Class A ................... 124,535 3,246,628
712,726,643
Chemicals — 0.5%
Axalta Coating Systems Ltd.
(a)
.......... 111,137 3,775,324
FMC Corp. ....................... 86,057 5,425,894
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 638,532 1,079,119
PPG Industries, Inc. ................. 272,782 40,794,548
RPM International, Inc. ............... 112,235 12,528,793
Scotts Miracle-Gro Co. (The) ........... 191,172 12,187,215
75,790,893
Commercial Services & Supplies — 3.6%
Cintas Corp. ...................... 357,185 215,261,112
Copart, Inc.
(a)
..................... 3,974,168 194,734,232
MSA Safety, Inc. ................... 28,883 4,876,317
RB Global, Inc.
(b)
................... 643,098 43,016,825
Rollins, Inc. ....................... 1,181,460 51,594,358
Tetra Tech, Inc. .................... 44,132 7,366,955
516,849,799
Communications Equipment — 0.0%
Ubiquiti, Inc. ...................... 15,853 2,212,445
Construction & Engineering — 0.5%
EMCOR Group, Inc. ................. 74,211 15,987,276
Quanta Services, Inc. ................ 174,376 37,630,341
Valmont Industries, Inc. ............... 6,167 1,440,056
WillScot Mobile Mini Holdings Corp.
(a)(b)
.... 224,678 9,998,171
65,055,844
Construction Materials — 0.4%
Eagle Materials, Inc.
(b)
................ 104,858 21,269,396
Vulcan Materials Co. ................ 135,078 30,664,057
51,933,453
Consumer Finance — 0.1%
SLM Corp. ....................... 410,134 7,841,762
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc., Class A .......... 168,096 3,866,208
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 211,943 14,128,120
Casey's General Stores, Inc. ........... 24,681 6,780,858
Maplebear, Inc.
(a)(b)
.................. 66,537 1,561,623
Performance Food Group Co.
(a)
......... 332,038 22,960,428
49,297,237
Containers & Packaging — 0.4%
Ardagh Metal Packaging SA ........... 602,467 2,313,473
Avery Dennison Corp. ................ 122,507 24,766,015
Graphic Packaging Holding Co. ......... 755,142 18,614,250
Sealed Air Corp. ................... 366,953 13,401,124
59,094,862
Distributors — 0.5%
Pool Corp.
(b)
...................... 175,845 70,111,160
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.
(a)(b)
... 33,734 3,179,092
Grand Canyon Education, Inc.
(a)
......... 38,029 5,021,349
H&R Block, Inc. .................... 435,947 21,086,756
Service Corp. International ............ 246,677 16,885,041
46,172,238

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc. ........... 529,635 $ 21,799,777
Electrical Equipment — 1.5%
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 1,437,025 3,362,639
Hubbell, Inc. ...................... 112,654 37,055,280
Rockwell Automation, Inc. ............. 532,525 165,338,362
Vertiv Holdings Co., Class A
(b)
.......... 116,716 5,605,869
211,362,150
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp., Class A ............. 1,359,378 134,755,141
CDW Corp. ....................... 590,031 134,125,847
Jabil, Inc. ........................ 362,465 46,178,041
Keysight Technologies, Inc.
(a)
........... 210,435 33,478,104
Vontier Corp. ...................... 241,576 8,346,451
Zebra Technologies Corp., Class A
(a)
...... 42,570 11,635,658
368,519,242
Energy Equipment & Services — 0.2%
Halliburton Co. .................... 836,961 30,256,140
Entertainment — 1.8%
Live Nation Entertainment, Inc.
(a)(b)
....... 163,096 15,265,786
Playtika Holding Corp.
(a)
.............. 90,282 787,259
ROBLOX Corp., Class A
(a)(b)
............ 2,151,308 98,357,802
Roku, Inc., Class A
(a)
................ 70,825 6,491,819
Spotify Technology SA
(a)
.............. 649,653 122,076,295
TKO Group Holdings, Inc. ............. 280,090 22,849,742
265,828,703
Financial Services — 3.7%
Apollo Global Management, Inc. ......... 2,416,095 225,155,893
Block, Inc., Class A
(a)(b)
............... 933,870 72,234,844
Equitable Holdings, Inc. .............. 1,590,743 52,971,742
Euronet Worldwide, Inc.
(a)
............. 109,257 11,088,493
FleetCor Technologies, Inc.
(a)
........... 309,714 87,528,273
Jack Henry & Associates, Inc. .......... 106,916 17,471,144
Rocket Cos., Inc., Class A
(a)(b)
........... 202,343 2,929,927
Shift4 Payments, Inc., Class A
(a)(b)
........ 247,597 18,406,361
Toast, Inc., Class A
(a)(b)
............... 1,641,758 29,978,501
UWM Holdings Corp., Class A .......... 150,058 1,072,915
Western Union Co. (The) ............. 236,584 2,820,081
WEX, Inc.
(a)(b)
...................... 90,282 17,564,363
539,222,537
Food Products — 0.5%
Freshpet, Inc.
(a)
.................... 54,553 4,733,018
Lamb Weston Holdings, Inc. ........... 635,107 68,648,716
73,381,734
Ground Transportation — 1.8%
Avis Budget Group, Inc. .............. 31,388 5,563,837
JB Hunt Transport Services, Inc. ........ 74,780 14,936,557
Landstar System, Inc. ................ 131,379 25,441,543
Lyft, Inc., Class A
(a)(b)
................. 1,582,277 23,718,332
Old Dominion Freight Line, Inc.
(b)
........ 425,609 172,512,096
Saia, Inc.
(a)
....................... 13,507 5,919,038
U-Haul Holding Co., NVS
(b)
............ 179,240 12,625,666
U-Haul Holding Co.
(a)
................ 13,335 957,453
261,674,522
Health Care Equipment & Supplies — 6.0%
Align Technology, Inc.
(a)
............... 353,779 96,935,446
Dexcom, Inc.
(a)(b)
................... 1,791,249 222,276,088
Globus Medical, Inc., Class A
(a)(b)
........ 154,966 8,258,138
IDEXX Laboratories, Inc.
(a)
............. 381,380 211,684,969
Inspire Medical Systems, Inc.
(a)(b)
........ 133,052 27,066,768
Insulet Corp.
(a)(b)
.................... 320,824 69,612,392
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Masimo Corp.
(a)(b)
................... 198,995 $ 23,324,204
Novocure Ltd.
(a)
.................... 487,801 7,282,869
Penumbra, Inc.
(a)(b)
.................. 167,866 42,225,014
ResMed, Inc. ..................... 672,826 115,739,528
Shockwave Medical, Inc.
(a)(b)
........... 167,946 32,003,790
Tandem Diabetes Care, Inc.
(a)(b)
......... 39,270 1,161,607
857,570,813
Health Care Providers & Services — 2.3%
agilon health, Inc.
(a)(b)
................ 1,194,951 14,996,635
Cardinal Health, Inc. ................. 584,694 58,937,155
Cencora, Inc. ..................... 749,089 153,847,899
Chemed Corp.
(b)
................... 48,384 28,292,544
DaVita, Inc.
(a)
...................... 249,317 26,118,449
Encompass Health Corp. ............. 30,328 2,023,484
Molina Healthcare, Inc.
(a)(b)
............. 145,477 52,562,295
336,778,461
Health Care Technology — 1.0%
(a)
Certara, Inc.
(b)
..................... 203,592 3,581,183
Doximity, Inc., Class A
(b)
.............. 242,071 6,787,671
Veeva Systems, Inc., Class A ........... 671,139 129,207,680
139,576,534
Hotels, Restaurants & Leisure — 5.9%
Caesars Entertainment, Inc.
(a)
.......... 389,989 18,282,684
Cava Group, Inc.
(a)(b)
................. 56,682 2,436,193
Choice Hotels International, Inc.
(b)
........ 138,077 15,644,124
Churchill Downs, Inc.
(b)
............... 329,057 44,399,661
Darden Restaurants, Inc. ............. 260,966 42,876,714
Domino's Pizza, Inc. ................. 161,669 66,644,812
DoorDash, Inc., Class A
(a)(b)
............ 1,110,102 109,777,987
DraftKings, Inc., Class A
(a)
............. 1,935,048 68,210,442
Expedia Group, Inc.
(a)(b)
............... 465,878 70,715,622
Hilton Worldwide Holdings, Inc.
(b)
........ 528,836 96,295,747
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 467,728 9,373,269
Planet Fitness, Inc., Class A
(a)
.......... 188,076 13,729,548
Royal Caribbean Cruises Ltd.
(a)
......... 324,934 42,075,704
Texas Roadhouse, Inc. ............... 309,440 37,822,851
Travel + Leisure Co. ................. 147,622 5,770,544
Vail Resorts, Inc. ................... 17,145 3,659,943
Wendy's Co. (The) .................. 789,438 15,378,252
Wingstop, Inc. ..................... 138,647 35,574,047
Wyndham Hotels & Resorts, Inc. ........ 26,971 2,168,738
Wynn Resorts Ltd. .................. 28,600 2,605,746
Yum! Brands, Inc. .................. 1,140,927 149,073,522
852,516,150
Household Durables — 0.1%
NVR, Inc.
(a)
....................... 1,208 8,456,544
Tempur Sealy International, Inc. ......... 155,965 7,949,536
TopBuild Corp.
(a)
................... 9,659 3,614,977
20,021,057
Household Products — 1.2%
Church & Dwight Co., Inc. ............. 1,014,264 95,908,804
Clorox Co. (The) ................... 573,054 81,711,770
177,620,574
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) ................... 1,889,573 36,374,280
Vistra Corp. ...................... 488,341 18,810,896
55,185,176
Insurance — 1.2%
Arch Capital Group Ltd.
(a)(b)
............ 233,189 17,318,947
Arthur J Gallagher & Co. .............. 54,863 12,337,591

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Brighthouse Financial, Inc.
(a)
........... 30,696 $ 1,624,432
Brown & Brown, Inc. ................. 428,465 30,468,146
Everest Group Ltd. .................. 26,586 9,400,278
Kinsale Capital Group, Inc.
(b)
........... 101,075 33,851,028
Lincoln National Corp. ............... 69,702 1,879,863
Primerica, Inc. ..................... 106,389 21,890,601
RenaissanceRe Holdings Ltd. .......... 61,648 12,083,008
RLI Corp. ........................ 41,062 5,466,173
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 437,940 18,840,179
Willis Towers Watson plc .............. 58,603 14,135,044
179,295,290
Interactive Media & Services — 1.1%
(a)
Match Group, Inc.
(b)
................. 1,158,201 42,274,336
Pinterest, Inc., Class A ............... 2,711,938 100,450,184
ZoomInfo Technologies, Inc. ........... 720,697 13,325,688
156,050,208
IT Services — 4.0%
(a)
Cloudflare, Inc., Class A
(b)
............. 1,346,711 112,127,158
EPAM Systems, Inc. ................. 257,365 76,524,909
Gartner, Inc. ...................... 355,705 160,462,083
Globant SA ....................... 190,783 45,402,538
GoDaddy, Inc., Class A ............... 411,787 43,715,308
MongoDB, Inc., Class A
(b)
............. 310,045 126,761,898
Okta, Inc., Class A .................. 45,221 4,093,857
Twilio, Inc., Class A ................. 128,359 9,738,597
VeriSign, Inc. ..................... 21,566 4,441,734
583,268,082
Leisure Products — 0.2%
Brunswick Corp. ................... 25,607 2,477,477
Peloton Interactive, Inc., Class A
(a)(b)
...... 1,562,367 9,514,815
Polaris, Inc. ....................... 21,439 2,031,774
YETI Holdings, Inc.
(a)(b)
............... 401,291 20,778,848
34,802,914
Life Sciences Tools & Services — 6.1%
10X Genomics, Inc., Class A
(a)(b)
......... 423,255 23,685,350
Agilent Technologies, Inc. ............. 1,101,028 153,075,923
Bio-Techne Corp. ................... 679,173 52,404,989
Bruker Corp. ...................... 491,523 36,117,110
ICON plc
(a)
....................... 56,005 15,853,335
Illumina, Inc.
(a)
..................... 217,344 30,262,978
IQVIA Holdings, Inc.
(a)(b)
............... 781,349 180,788,532
Maravai LifeSciences Holdings, Inc., Class A
(a)
(b)
........................... 287,293 1,881,769
Medpace Holdings, Inc.
(a)(b)
............ 107,410 32,924,387
Mettler-Toledo International, Inc.
(a)(b)
...... 100,932 122,426,479
Repligen Corp.
(a)(b)
.................. 113,690 20,441,462
Sotera Health Co.
(a)(b)
................ 322,497 5,434,074
Waters Corp.
(a)(b)
................... 271,333 89,330,964
West Pharmaceutical Services, Inc. ...... 342,938 120,755,329
885,382,681
Machinery — 1.2%
Allison Transmission Holdings, Inc. ....... 39,776 2,312,974
Donaldson Co., Inc. ................. 231,658 15,138,850
Graco, Inc. ....................... 315,300 27,355,428
IDEX Corp. ....................... 28,250 6,133,358
Lincoln Electric Holdings, Inc. .......... 241,507 52,518,112
Otis Worldwide Corp. ................ 113,342 10,140,709
Toro Co. (The) ..................... 481,704 46,238,767
Xylem, Inc. ....................... 130,176 14,886,927
174,725,125
Security
Shares
Shares Value
Media — 1.2%
Cable One, Inc. .................... 1,852 $ 1,030,805
Liberty Broadband Corp., Class A
(a)(b)
...... 15,435 1,244,678
Liberty Broadband Corp., Class C, NVS
(a)
.. 112,140 9,037,363
Nexstar Media Group, Inc. ............. 52,474 8,225,299
Trade Desk, Inc. (The), Class A
(a)(b)
....... 2,042,312 146,964,772
166,502,917
Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Corp. .............. 522,142 6,542,439
APA Corp. ....................... 1,256,903 45,097,680
Cheniere Energy, Inc. ................ 1,109,984 189,485,369
Hess Corp. ....................... 718,725 103,611,396
New Fortress Energy, Inc., Class A
(b)
...... 300,726 11,346,392
ONEOK, Inc. ...................... 148,812 10,449,579
Ovintiv, Inc. ....................... 525,207 23,067,091
Targa Resources Corp. ............... 1,024,257 88,977,206
Texas Pacific Land Corp. .............. 28,543 44,882,440
523,459,592
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a)
.......... 1,116,939 15,346,742
Delta Air Lines, Inc. ................. 151,364 6,089,374
21,436,116
Pharmaceuticals — 0.1%
Jazz Pharmaceuticals plc
(a)
............ 146,531 18,023,313
Professional Services — 5.0%
Booz Allen Hamilton Holding Corp. ....... 593,308 75,890,026
Broadridge Financial Solutions, Inc. ...... 454,010 93,412,557
Ceridian HCM Holding, Inc.
(a)(b)
.......... 59,392 3,986,391
Equifax, Inc. ...................... 390,767 96,632,771
FTI Consulting, Inc.
(a)
................ 28,446 5,665,021
Genpact Ltd. ...................... 205,101 7,119,056
KBR, Inc. ........................ 224,690 12,450,073
Paychex, Inc. ..................... 1,492,599 177,783,467
Paycom Software, Inc. ............... 239,068 49,420,137
Paycor HCM, Inc.
(a)(b)
................ 135,032 2,915,341
Paylocity Holding Corp.
(a)(b)
............ 193,647 31,922,708
Verisk Analytics, Inc. ................. 661,285 157,954,535
715,152,083
Real Estate Management & Development — 0.5%
CoStar Group, Inc.
(a)
................. 804,852 70,336,016
Residential REITs — 0.3%
Equity LifeStyle Properties, Inc. ......... 269,122 18,983,866
Sun Communities, Inc. ............... 123,548 16,512,190
UDR, Inc. ........................ 83,013 3,178,568
38,674,624
Retail REITs — 0.3%
Simon Property Group, Inc. ............ 327,534 46,719,450
Semiconductors & Semiconductor Equipment — 3.6%
Allegro MicroSystems, Inc.
(a)(b)
.......... 348,396 10,545,947
Enphase Energy, Inc.
(a)(b)
.............. 616,057 81,405,772
Entegris, Inc. ...................... 36,296 4,348,987
Lattice Semiconductor Corp.
(a)
.......... 630,461 43,495,504
Microchip Technology, Inc. ............. 1,777,394 160,285,391
Monolithic Power Systems, Inc. ......... 212,944 134,320,816
Teradyne, Inc.
(b)
.................... 594,266 64,489,746
Universal Display Corp. .............. 97,352 18,619,544
517,511,707
Software — 12.8%
Alteryx, Inc., Class A
(a)(b)
.............. 282,942 13,343,545
ANSYS, Inc.
(a)
..................... 331,800 120,403,584

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
AppLovin Corp., Class A
(a)(b)
............ 251,294 $ 10,014,066
Bentley Systems, Inc., Class B
(b)
......... 834,490 43,543,688
Confluent, Inc., Class A
(a)(b)
............ 854,563 19,996,774
Crowdstrike Holdings, Inc., Class A
(a)
...... 988,361 252,348,331
Datadog, Inc., Class A
(a)
.............. 1,265,506 153,607,118
DocuSign, Inc.
(a)
................... 936,198 55,656,971
DoubleVerify Holdings, Inc.
(a)(b)
.......... 633,945 23,316,497
Dropbox, Inc., Class A
(a)(b)
............. 1,062,990 31,336,945
Dynatrace, Inc.
(a)
................... 1,112,834 60,860,891
Elastic NV
(a)
...................... 365,709 41,215,404
Fair Isaac Corp.
(a)
................... 112,280 130,695,043
Five9, Inc.
(a)(b)
..................... 327,920 25,804,025
Gen Digital, Inc. .................... 397,708 9,075,697
Gitlab, Inc., Class A
(a)
................ 405,460 25,527,762
HashiCorp, Inc., Class A
(a)
............. 307,282 7,264,146
HubSpot, Inc.
(a)(b)
................... 211,607 122,846,328
Informatica, Inc., Class A
(a)
............ 15,245 432,806
Manhattan Associates, Inc.
(a)
........... 285,220 61,413,570
nCino, Inc.
(a)(b)
..................... 28,032 942,716
Nutanix, Inc., Class A
(a)(b)
.............. 273,674 13,051,513
Palantir Technologies, Inc., Class A
(a)
..... 8,827,306 151,564,844
Pegasystems, Inc. .................. 195,107 9,532,928
Procore Technologies, Inc.
(a)(b)
.......... 366,907 25,397,303
PTC, Inc.
(a)
....................... 277,349 48,524,981
RingCentral, Inc., Class A
(a)
............ 393,610 13,363,060
SentinelOne, Inc., Class A
(a)
............ 145,138 3,982,587
Smartsheet, Inc., Class A
(a)(b)
........... 589,790 28,203,758
Splunk, Inc.
(a)
..................... 720,635 109,788,742
Teradata Corp.
(a)
................... 458,195 19,936,064
Tyler Technologies, Inc.
(a)
............. 145,657 60,902,105
UiPath, Inc., Class A
(a)(b)
.............. 1,351,166 33,562,963
Unity Software, Inc.
(a)(b)
............... 529,389 21,646,716
Zscaler, Inc.
(a)(b)
.................... 410,057 90,852,229
1,839,955,700
Specialized REITs — 0.6%
Iron Mountain, Inc. .................. 663,585 46,437,678
Lamar Advertising Co., Class A ......... 310,248 32,973,157
SBA Communications Corp. ........... 50,233 12,743,610
92,154,445
Specialty Retail — 4.6%
Best Buy Co., Inc.
(b)
................. 124,224 9,724,255
Burlington Stores, Inc.
(a)(b)
............. 299,047 58,158,661
CarMax, Inc.
(a)(b)
.................... 41,828 3,209,881
Dick's Sporting Goods, Inc. ............ 21,049 3,093,150
Five Below, Inc.
(a)(b)
.................. 253,565 54,049,915
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 481,643 53,732,093
Murphy USA, Inc. .................. 84,972 30,297,616
RH
(a)(b)
.......................... 11,684 3,405,652
Ross Stores, Inc. ................... 1,451,367 200,854,679
Tractor Supply Co. .................. 507,495 109,126,650
Ulta Beauty, Inc.
(a)
.................. 227,812 111,625,602
Valvoline, Inc.
(a)
.................... 166,185 6,245,232
Victoria's Secret & Co.
(a)
.............. 157,527 4,180,767
Wayfair, Inc., Class A
(a)(b)
.............. 132,198 8,156,617
Williams-Sonoma, Inc.
(b)
.............. 37,914 7,650,287
663,511,057
Technology Hardware, Storage & Peripherals — 0.7%
HP, Inc. ......................... 814,177 24,498,586
NetApp, Inc. ...................... 388,474 34,247,868
Pure Storage, Inc., Class A
(a)
........... 1,026,935 36,620,502
95,366,956
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.8%
Birkenstock Holding plc
(a)(b)
............ 38,988 $ 1,899,885
Crocs, Inc.
(a)
...................... 280,583 26,209,258
Deckers Outdoor Corp.
(a)(b)
............. 121,415 81,157,429
Skechers USA, Inc., Class A
(a)(b)
......... 44,066 2,747,074
Tapestry, Inc. ...................... 68,245 2,512,099
114,525,745
Trading Companies & Distributors — 2.6%
Fastenal Co. ...................... 1,982,053 128,377,573
Ferguson plc ...................... 51,168 9,879,006
SiteOne Landscape Supply, Inc.
(a)(b)
....... 66,310 10,775,375
United Rentals, Inc. ................. 64,232 36,831,913
Watsco, Inc. ...................... 38,116 16,331,563
WW Grainger, Inc. .................. 204,248 169,258,275
371,453,705
Total Long-Term Investments — 99.8%
(Cost: $12,283,187,441) ........................... 14,401,899,918
Short-Term Securities
Money Market Funds — 5.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 798,669,787 799,228,856
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 21,409,447 21,409,447
Total Short-Term Securities — 5.7%
(Cost: $819,897,458) ............................. 820,638,303
Total Investments — 105.5%
(Cost: $13,103,084,899 ) ........................... 15,222,538,221
Liabilities in Excess of Other Assets — (5.5)% ............ (795,983,794)
Net Assets — 100.0% ..............................
$ 14,426,554,427
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell Mid-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 931,722,406 $ — $ (132,824,401)
(a)
$ 53,533 $ 277,318 $ 799,228,856 798,669,787 $ 2,541,274
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 22,661,607 — (1,252,160)
(a)
— — 21,409,447 21,409,447 772,308 —
$ 53,533 $ 277,318 $ 820,638,303 $ 3,313,582 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 32 03/15/24 $ 10,895 $ 496,602
Russell 2000 E-Mini Index .................................................... 110 03/15/24 11,262 869,767
$ 1,366,369

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,401,899,918 $ — $ — $ 14,401,899,918
Short-Term Securities
Money Market Funds ...................................... 820,638,303 — — 820,638,303
$ 15,222,538,221 $ — $ — $ 15,222,538,221
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,366,369 $ — $ — $ 1,366,369
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust